PAYDEN & RYGEL INVESTMENT GROUP

                  SUPPLEMENT TO PROSPECTUS DATED MARCH 1, 2001

        DUE TO A PRINTING ERROR, THE INFORMATION IN THE YEAR BY YEAR TOTAL RETURNS CHART FOR THE SHORT BOND FUND, AS PRESENTED ON PAGE 4 OF THE PROSPECTUS DATED MARCH 1, 2001, AND THE INFORMATION IN THE YEAR BY YEAR TOTAL RETURNS CHART FOR THE U.S. GOVERNMENT FUND, AS PRESENTED ON PAGE 5 OF THE PROSPECTUS DATED MARCH 1, 2001, ARE INACCURATE.

        THE CORRECT INFORMATION FOR BOTH FUNDS IS AS FOLLOWS:

SHORT BOND FUND

                           YEAR BY YEAR TOTAL RETURNS

                         1994 ..........         0.37%
                         1995 ..........        11.43%
                         1996 ..........         3.66%
                         1997 ..........         5.84%
                         1998 ..........         6.46%
                         1999 ..........         2.68%
                         2000 ..........         8.51%

          During the seven year period the Fund's best quarter was 2ndQ
           1995 (3.47%), and the worst quarter was 1stQ 1994 (-0.62%).

   U.S. GOVERNMENT FUND

                           YEAR BY YEAR TOTAL RETURNS

                         1995 ..........        14.73%
                         1996 ..........         2.98%
                         1997 ..........         6.60%
                         1998 ..........         7.79%
                         1999 ..........         1.78%
                         2000 ..........         8.80%

        During the six year period the Fund's best quarter was 2ndQ 1995
             (5.09%), and the worst quarter was 1stQ 1996 (-1.94%).


             THE DATE OF THIS PROSPECTUS SUPPLEMENT IS MARCH 8, 2001